Shareholders' Equity - Schedule of Warrants Activity (Details) - $ / shares		12 Months Ended
	Oct. 31, 2023	Oct. 31, 2024
Schedule of Warrants Activity [Abstract]
Number of warrants, Balance of warrants outstanding as of balance		24,045,181
Weighted average exercise price per share, Balance of warrants outstanding as of balance		$ 0.166
Weighted average life Years, Balance of warrants outstanding as of balance		4 years 10 months 24 days
Expiration dates, Balance of warrants outstanding as of balance
Number of warrants, September 2024 Warrants issued in connection with the September Note		24,045,181
Weighted average exercise price per share, September 2024 Warrants issued in connection with the September Note		$ 0.166
Weighted average life Years, September 2024 Warrants issued in connection with the September Note		5 years
Expiration dates, September 2024 Warrants issued in connection with the September Note		Sep. 15, 2029